July 2, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                 Nationwide Life Insurance Company
Initial Registration Statement for the Market Preservation Investment
on Form S-1

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing an original registration statement on Form S-1 for the purpose of registering the Market Preservation Investments (“MPIs”).

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

A summary of the MPIs, which is intended as general background information, is as follows:

The MPIs are investment options available under certain variable annuity contracts issued by Nationwide.  Amounts allocated to the MPI are held in Nationwide’s general account and are guaranteed to maintain their value if amounts remain allocated to the MPI until the expiration of the MPI Period (one year).   At the end of the MPI Period, Nationwide will apply an MPI Performance Credit to the annuity contract based on a crediting rate determined by Nationwide that is tied to an Index (the Standard and Poor’s 500 Composite Stock Price Index®).  The crediting rate used to calculate the credit will never be less than 0% and will never be more than the MPI Return Cap, which is set by Nationwide based on: market conditions; the cost of hedging options used to support Nationwide’s guarantee obligations associated with the MPI; and investment yields available to Nationwide at the time the MPI Return Cap is set.

The MPIs will be used in connection with a new living benefit rider that is being filed concurrently with this filing (1933 Act File No. 333-140621).

We acknowledge the following:
•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:
•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the registration statement;
•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hope you find this background information helpful.  Please contact me directly at (614) 249-6522 if you have any questions regarding this filing.

Sincerely,

/s/JEANNY V. SIMAITIS
Jeanny V. Simaitis
Lead Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny